ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Accounts receivable	41,726	140,049	23,134
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	41,726	140,049	23,134

The Group does not offer extended payment terms and all accounts receivable are unsecured and non-interesting bearing. The Group offers credit terms ranging from three to nine months to customers with long-term relationship and good credit history. For the years ended December 31, 2011, 2012 and 2013, accounts receivable of nil, RMB553 and nil were written off after all collection efforts have ceased. No allowance for doubtful accounts was recognized as of December 31, 2012 and 2013.